DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Sep. 30, 2019 RUB (₽)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 USD ($)
Derivative assets:
Total derivative assets			₽ 14
Derivative liabilities:
Total derivative liabilities			1
Effect of derivative instruments not designated as hedging instruments on income | $		$ (21.5)
Designated as hedging instrument	₽ 0				₽ 7,010	$ 108.3	₽ 7,010	$ 108.3
Derivative contracts not designated as hedging instruments
Derivative liabilities:
Effect of derivative instruments not designated as hedging instruments on income	₽ (1,590)		(98)	₽ (1)
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other Non-current Assets
Derivative assets:
Total derivative assets			14
Foreign exchange contracts | Derivative contracts not designated as hedging instruments | Other accrued liabilities
Derivative liabilities:
Total derivative liabilities			₽ 1